GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Changes In Carrying Amount Of Goodwill

The changes in the carrying amount of goodwill are as follows:

	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Balance as of January 1	63,691	63,686	10,119
Goodwill acquired	—	2,468,874	392,265
Impairment losses	—	(113,011)	(17,956)
Foreign currency translation adjustment	(5)	(7)	(1)

Balance as of December 31	63,686	2,419,542	384,427

Finite-Lived Intangible Assets

Finite-lived intangible assets

	As of December 31, 2010
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
		(In thousands)

Land use right	97,611	(6,995)	90,616
Customer relationships	31,408	(26,870)	4,538
Software	12,131	(3,572)	8,559
Trademark	1,727	(248)	1,479
Others	16,313	(16,117)	196

	159,190	(53,802)	105,388

	As of December 31, 2011
	Gross carrying value	Accumulated amortization	Impairment loss	Net carrying value	Net carrying value
	RMB	RMB	RMB	RMB	US$
		(In thousands)

Land use right	223,309	(11,252)	—	212,057	33,692
Customer relationships	254,169	(40,168)	(1,031)	212,970	33,838
Software	44,350	(7,465)	(3,424)	33,461	5,316
Trademarks	320,527	(14,567)	—	305,960	48,612
User list	158,070	(23,418)	—	134,652	21,394
Others	37,183	(19,097)	(1,085)	17,001	2,702

	1,037,608	(115,967)	(5,540)	916,101	145,554

Estimated Amortization Expense Relating To Existing Intangible Assets with Finite Lives

Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years is as follows:

	RMB	US$
	(In thousands)

For the years ending December 31,
2012	126,945	20,170
2013	124,493	19,780
2014	97,352	15,468
2015	64,452	10,240
2016	62,463	9,924

Indefinite-Lived Intangible Assets

Indefinite-lived intangible assets

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

Domain name	9,360	9,360	1,487
Trademarks	1,050	3,550	564
License	—	2,000	318

	10,410	14,910	2,369
Impairment loss	—	(2,500)	(397)

	10,410	12,410	1,972